Fuel Risk Management (Details 2) (Derivatives not designated as hedging instruments, Fuel derivative contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments | Fuel derivative contracts
Fair Value of Derivatives
Fuel Derivative Contracts, Assets	$ 13,094	$ 2,540
Fuel Derivative Contracts, Liabilities	$ 397	$ 517